Accrued Liabilities and Other (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Accrued Liabilities and Other
Schedule of components of accrued liabilities and other

	March 31, 2014	December 31, 2013
	(in millions)
Programming costs	$36.2	$33.2
Franchise, copyright and revenue sharing fees	9.7	10.5
Payroll and employee benefits	15.6	10.7
Property, income, sales and use taxes	8.2	8.6
Utility pole rentals	3.1	3.2
Legal and professional fees	0.6	1.3
Other accrued liabilities	18.4	18.1

	$91.8	$85.6

	December 31, 2013	December 31, 2012
	(in millions)
Programming costs	$33.2	$30.2
Franchise, copyright and revenue sharing fees	10.5	11.0
Payroll and employee benefits	10.7	11.8
Property, income, sales and use taxes	8.6	8.6
Utility pole rentals	3.2	3.0
Legal and professional fees	1.3	2.7
Other accrued liabilities	18.1	11.6

	$85.6	$78.9